PRINCIPAL ACCOUNTING POLICIES - Deferred revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) km	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Deferred Revenue, Current	$ 16,779	¥ 115,160	¥ 27,598